30. EMPLOYEE BENEFITS (Details 13) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Actuarial liability at the beginning of the year	R$ 912,184
Actuarial liability at the end of the year	758,426	R$ 912,184
Post-employment Healthcare Benefits [member]
Disclosure of defined benefit plans [line items]
Actuarial liability at the beginning of the year	892,396	897,137
Expenses recognized in income for the year	57,731	69,907
Sponsor's contributions transferred in prior year	(81,340)	(82,081)
Recognition of actuarial loss/(gain)	(189,907)	7,433
Actuarial liability at the end of the year	R$ 678,880	R$ 892,396